Significant accounting policies (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Outstanding balance of loan on deferral plan	$ 34,000
Impairment loss on financial assets	0	$ 0
Foreign exchange gain (loss)	$ 0
Description of recognize a short-term leases and leases of low-value assets	The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value (i.e., below $5,000).
Bottom of range [member]
Statement Line Items [Line Items]
Lease term of contracts with renewal options	1 year
Top of range [member]
Statement Line Items [Line Items]
Lease term of contracts with renewal options	10 years